Accounts and Other Receivables (Details) - Schedule of Accounts and Other Receivables - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 22,085	$ 21,461
Allowance for credit losses and commission adjustments	(9,708)	(6,947)
Accounts and other receivables, net	$ 12,377	$ 14,514